T. ROWE PRICE INTERNATIONAL STOCK FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%
Common Stocks 0.2%
Globant (USD) (1)	282,383	34,648
Total Argentina (Cost $14,546)		34,648

AUSTRALIA 0.5%
Common Stocks 0.5%
South32	42,113,922	72,263
Total Australia (Cost $56,797)		72,263

AUSTRIA 1.3%
Common Stocks 1.3%
Erste Group Bank (2)	5,236,583	192,274
Total Austria (Cost $169,024)		192,274

BELGIUM 0.5%
Common Stocks 0.5%
Galapagos (1)	315,035	70,410
Total Belgium (Cost $32,870)		70,410

BRAZIL 1.1%
Common Stocks 1.1%
Banco Bradesco, ADR (USD)	11,925,935	90,995
StoneCo, Class A (USD) (1)(3)	1,405,737	61,065
XP, Class A (USD) (1)	405,409	16,273
Total Brazil (Cost $118,963)		168,333

CANADA 2.5%
Common Stocks 2.5%
Canadian Pacific Railway	132,848	35,290
Magna International (USD)	3,646,119	184,822
Restaurant Brands International (USD) (3)	733,440	44,747

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Seven Generations Energy, Class A (1)(4)	18,983,573	95,248
Total Canada (Cost $414,472)		360,107

CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost: $14,875
(USD)(1)(5)(6)	301,796	23,519
Total Cayman Islands (Cost $14,875)		23,519

CHINA 6.6%
Common Stocks 4.5%
58. com, ADR (USD) (1)	1,418,063	78,873
Alibaba Group Holding, ADR (USD) (1)	1,597,123	329,950
China Mengniu Dairy (HKD)	18,885,000	69,261
Tencent Holdings (HKD)	3,815,000	181,938
		660,022
Common Stocks - China A Shares 1.9%
BTG Hotels Group, A Shares (CNH)	15,210,188	36,530
Gree Electric Appliances of Zhuhai, A Shares (CNH)	13,861,988	123,839
Kweichow Moutai, A Shares (CNH)	789,440	116,122
		276,491
Convertible Preferred Stocks 0.2%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost:
$15,060 (USD) (1)(5)(6)	549,113	27,968
		27,968
Total China (Cost $483,705)		964,481

FRANCE 8.2%
Common Stocks 8.2%
Air Liquide	888,205	128,426
Airbus	885,008	129,976
Dassault Aviation	132,607	161,309
EssilorLuxottica	1,324,171	196,055
LVMH Moet Hennessy Louis Vuitton	95,547	41,608
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Thales (2)	3,712,731	407,403
TOTAL	1,132,523	55,144
Ubisoft Entertainment (1)(2)	1,015,014	76,981
Total France (Cost $1,027,187)		1,196,902

GERMANY 4.5%
Common Stocks 4.4%
Bayer	2,370,815	190,272
Evotec (1)(3)	1,848,915	49,550
Knorr-Bremse	672,879	73,400
SAP	1,116,386	145,389
Siemens	468,856	57,828
TeamViewer (1)	2,457,340	87,516
Zalando (1)	778,355	37,268
		641,223
Preferred Stocks 0.1%
Sartorius (7)	85,410	19,876
		19,876
Total Germany (Cost $596,766)		661,099

HONG KONG 2.3%
Common Stocks 2.3%
AIA Group	24,778,200	245,526
CK Hutchison Holdings	9,519,572	84,112
Total Hong Kong (Cost $187,949)		329,638

INDIA 5.0%
Common Stocks 5.0%
Axis Bank	16,990,669	173,834
Housing Development Finance	8,744,561	295,825
Maruti Suzuki India	913,022	88,343
NTPC	108,456,571	171,554
Total India (Cost $465,748)		729,556

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
INDONESIA 2.0%
Common Stocks 2.0%
Bank Central Asia	81,943,500	193,634
Sarana Menara Nusantara	1,527,473,000	94,248
Total Indonesia (Cost $125,367)		287,882
ITALY 0.6%
Common Stocks 0.6%
Banca Mediolanum	9,277,796	83,677
Total Italy (Cost $65,504)		83,677
JAPAN 14.6%
Common Stocks 14.6%
Chugai Pharmaceutical	787,400	80,652
Daiichi Sankyo	823,500	55,650
Disco	298,900	68,850
en-japan	1,151,500	45,749
Fujitsu General	5,402,600	120,783
Hoshizaki	562,700	51,764
Kansai Paint	1,928,900	46,174
Kusuri no Aoki Holdings	44,400	2,673
Mitsubishi Electric	6,734,800	93,379
Murata Manufacturing	2,721,600	154,083
Nippon Telegraph & Telephone	9,576,700	244,177
Otsuka Holdings	1,305,200	57,984
Outsourcing	5,523,500	49,999
Pan Pacific International Holdings	3,410,000	55,026
Persol Holdings	4,950,400	88,504
Sega Sammy Holdings	407,500	5,549
Seven & i Holdings	5,317,900	203,906
Stanley Electric	3,165,600	81,530
Suzuki Motor	1,184,000	54,175
Takeda Pharmaceutical	8,017,711	307,908
Terumo	2,321,000	83,546

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Trend Micro (1)	817,500	42,715
Z Holdings	35,808,300	142,229
Total Japan (Cost $1,789,628)		2,137,005

NETHERLANDS 8.0%
Common Stocks 8.0%
Adyen (1)	30,715	28,224
ASML Holding (2)	743,498	208,654
Koninklijke Philips	5,515,283	252,586
NXP Semiconductors (USD) (2)	2,374,812	301,269
Prosus (1)	2,850,657	205,629
Unilever	2,844,266	165,970
Total Netherlands (Cost $881,116)		1,162,332
PERU 0.6%
Common Stocks 0.6%
Credicorp (USD)	446,534	92,245
Total Peru (Cost $86,717)		92,245
PHILIPPINES 0.4%
Common Stocks 0.4%
SM Investments	2,770,740	52,697
Total Philippines (Cost $45,237)		52,697
POLAND 0.5%
Common Stocks 0.5%
Powszechny Zaklad Ubezpieczen	7,570,606	78,438
Total Poland (Cost $77,264)		78,438

PORTUGAL 2.6%
Common Stocks 2.6%
Galp Energia	13,748,591	207,750

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Jeronimo Martins	10,276,001	176,829
Total Portugal (Cost $376,139)		384,579
SAUDI ARABIA 0.4%
Common Stocks 0.4%
Al Rajhi Bank	3,488,289	61,573
Total Saudi Arabia (Cost $52,452)		61,573
SOUTH AFRICA 2.6%
Common Stocks 2.6%
FirstRand	23,236,729	89,053
Naspers, N Shares	1,828,473	296,572
Total South Africa (Cost $475,245)		385,625

SOUTH KOREA 4.4%
Common Stocks 4.4%
LG Household & Health Care	83,762	87,609
NAVER	1,798,728	268,242
Samsung Electronics	6,137,050	284,348
Total South Korea (Cost $407,523)		640,199
SPAIN 1.2%
Common Stocks 1.2%
Amadeus IT Group, A Shares	2,303,691	180,624
Total Spain (Cost $99,959)		180,624
SWEDEN 3.0%
Common Stocks 3.0%
Essity, B Shares (2)	8,552,305	271,501
Hexagon, B Shares	1,660,845	90,290
Swedbank, A Shares	5,382,621	82,643
Total Sweden (Cost $323,800)		444,434

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SWITZERLAND 7.5%
Common Stocks 7.5%
Alcon (1)	1,545,055	91,278
dormakaba Holding	102,176	64,247
Julius Baer Group	3,024,487	151,127
Lonza Group	585,148	240,314
Nestle	2,588,245	285,464
Roche Holding	451,812	151,569
Temenos	92,621	14,900
UBS Group	7,654,967	95,072
Total Switzerland (Cost $861,669)		1,093,971
TAIWAN 2.1%
Common Stocks 2.1%
Taiwan Semiconductor Manufacturing	30,349,000	313,026
Total Taiwan (Cost $84,186)		313,026
THAILAND 0.7%
Common Stocks 0.7%
CP ALL	45,815,900	104,140
Total Thailand (Cost $63,312)		104,140
UNITED ARAB EMIRATES 1.4%
Common Stocks 1.4%
First Abu Dhabi Bank	21,364,706	89,638
Network International Holdings (GBP) (1)	14,105,698	112,915
Total United Arab Emirates (Cost $156,707)		202,553
UNITED KINGDOM 7.2%
Common Stocks 7.0%
Amcor, CDI (AUD)	19,646,793	206,459
British American Tobacco	3,552,794	156,660
Burberry Group	1,878,308	48,160
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Farfetch, Class A (USD) (1)(3)	3,184,847	38,855
Hiscox	4,342,994	75,137
HomeServe	5,369,305	90,732
Johnson Matthey	1,163,849	39,904
LivaNova (USD) (1)	1,013,234	68,870
London Stock Exchange Group	1,824,111	188,505
Smith & Nephew	4,364,750	105,020
		1,018,302
Convertible Preferred Stocks 0.2%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $28,453
(USD) (1)(5)(6)	68,085	28,453
		28,453
Total United Kingdom (Cost $920,032)		1,046,755

UNITED STATES 5.6%
Common Stocks 5.6%
Booking Holdings (1)	79,641	145,787
Liberty Latin America, Class C (1)	4,278,185	72,087
Linde (EUR)	809,061	164,789
Philip Morris International	2,426,521	200,673
Visa, Class A	365,289	72,682
Waste Connections	1,651,178	159,025
Total United States (Cost $663,323)		815,043
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 1.57% (4)(8)	246,075,113	246,075
Total Short-Term Investments (Cost $246,075)		246,075
SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 1.75% (4)(8)	9,237,826	92,378
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

$ Value
(Cost and value in $000s)
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank	92,378
Total Securities Lending Collateral (Cost $92,378)	92,378

Total Investments in Securities 100.6%
(Cost $11,476,535)	$14,708,481
Other Assets Less Liabilities (0.6)%	(93,111)
Net Assets 100.0%	$14,615,370

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2020.
(3) All or a portion of this security is on loan at January 31, 2020.
(4) Affiliated Companies
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $79,940 and represents 0.5% of net assets.
(6) Level 3 in fair value hierarchy.
(7) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(8) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
OTC Over-the-counter
USD U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty	Description	Contracts	Notional Amount	$ Value
Goldman	ASML Holding, Call, 2/21/20 @
Sachs	280.00 (EUR)	788	19,940	(43)
Goldman	ASML Holding, Call, 3/20/20 @
Sachs	285.00 (EUR)	258	6,529	(34)
Goldman	ASML Holding, Call, 2/21/20 @
Sachs	285.00 (EUR)	262	6,630	(8)
JPMorgan	Erste Group Bank, Call, 2/21/20 @
Chase	36.00 (EUR)	2,040	6,754	(23)
JPMorgan	Erste Group Bank, Call, 3/20/20 @
Chase	36.00 (EUR)	2,041	6,757	(60)
Goldman
Sachs	Essity, Call, 2/21/20 @ 320.00 (SEK)	14,280	436,418	(122)
Goldman
Sachs	Essity, Call, 2/21/20 @ 330.00 (SEK)	4,597	140,491	(13)
JPMorgan	NXP Semiconductors, Call, 1/15/21 @
Chase	$150.00	1,484	18,826	(1,002)
JPMorgan	NXP Semiconductors, Call, 7/17/20 @
Chase	$145.00	730	9,261	(267)
JPMorgan
Chase	Thales, Call, 2/21/20 @ 98.00 (EUR)	1,453	14,376	(342)
JPMorgan	Ubisoft Entertainment, Call, 2/21/20 @
Chase	70.00 (EUR)	2,111	14,436	(591)
Total Options Written (Premiums $(3,891))				$(2,505)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
UBS Investment Bank	2/14/20	USD	76,376	JPY	8,357,251	$ (809)
Net unrealized gain (loss) on open forward
currency exchange contracts						$(809)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
Fujitsu General		$510			$23,666	$—
Seven Generations Energy,
Class A		(2,238)			(8,297)	—
T. Rowe Price Government
Reserve Fund		—			—	1,150
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$(1,728	) #		$15,369	$1,150+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	10/31/19	Cost			Cost	1/31/20
Fujitsu General	$101,590			$—	$ 4,473	$ *
Seven Generations Energy,
Class A	102,275	6,802			5,532	95,248
T. Rowe Price Government
Reserve Fund	328,975			¤	¤	246,075
T. Rowe Price Short-Term
Fund	41,146			¤	¤	92,378
						$433,701^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,150 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $516,818.
* On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value

T. ROWE PRICE INTERNATIONAL STOCK FUND

of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,992,866	$ 12,277,346	$ —	$ 14,270,212
Convertible Preferred Stocks	—	—	79,940	79,940
Preferred Stocks	—	19,876	—	19,876
Short-Term Investments	246,075	—	—	246,075
Securities Lending Collateral	92,378	—	—	92,378
Total	$2,331,319	$ 12,297,222	$ 79,940	$ 14,708,481
Liabilities
Options Written	$—	$ 2,505	$ —	$ 2,505
Forward Currency Exchange Contracts	—	809	—	809
Total	$—	$ 3,314	$ —	$ 3,314

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled $8,645,000 for the period ended January 31, 2020.

($000s)	Beginning		Ending
	Balance	Gain (Loss)	Balance
	10/31/19	During Period	1/31/20
Investment in Securities
Convertible Preferred Stocks	$71,295	$8,645	$79,940